Great Lakes Small Cap Opportunity Fund (Prospectus Summary) | Great Lakes Small Cap Opportunity Fund
Great Lakes Small Cap Opportunity Fund
Investment Objective
The Great Lakes Small Cap Opportunity Fund (the "Fund") seeks to provide total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
Fund. More information about these and other discounts is available from your financial professional and in "Shareholder Information - Class Descriptions" of
the Fund's statutory Prospectus on page 50.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Great Lakes Small Cap Opportunity Fund	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great Lakes Small Cap Opportunity Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.60%	0.60%
Distribution (12b-1) Fee		0.25%	none
Other Expenses	[1]	0.36%	0.36%
Total Annual Fund Operating Expenses		1.21%	0.96%
[1]	The Annual Fund Operating Expenses shown above have been restated to reflect the estimated expenses for the Fund's current fiscal year and are not based on the expenses incurred during the Predecessor Fund's (as defined in the Performance section below) previous fiscal year.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Great Lakes Small Cap Opportunity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	617	865	1,132	1,893
Institutional Class Shares	98	306	531	1,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover of the
Predecessor Fund (as defined in the Performance section below) was 126% of its average portfolio value.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in equity securities of small-capitalization ("small cap") companies, including common and preferred stocks and convertible securities. It is currently anticipated that the Fund normally will invest at least 95% of its net assets in these companies. The Fund considers a company to be a small cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2000®
Index as of the date it was last reconstituted. The market capitalizations within the index vary, but as of June 30, 2012, they ranged from approximately
$12.6 million to $3.3 billion.

Although the Fund may from time to time emphasize smaller or larger capitalization companies within the range of the Russell 2000® Index, as a result of the investment process discussed below, the Adviser anticipates that generally the Fund's capitalization weightings will be similar to those of the
Russell 2000® Index. The Fund's investments primarily include common stocks of
U.S.-based companies that are listed on a U.S. stock exchange, although the Fund may invest up to 20% of its total assets in securities denominated in foreign currencies.

The Fund follows a "core" strategy in that it is intended not to exhibit a pronounced style bias towards either "growth" or "value." The Adviser's proprietary investment process may tilt the Fund temporarily towards a particular style, but such tactical shifts are expected to even out over time.

The Fund is actively managed using a fundamental process that incorporates both quantitative screening techniques and rigorous investment analysis. The Adviser has designed its fundamental process to add value in the small cap universe which it believes lacks an efficient market. Many listed securities have limited published research coverage, which may result in the market not fully assessing the value or growth prospects of the companies.

The Adviser seeks to invest in the securities of companies it believes are undervalued by the marketplace in relation to the company's ability to generate attractive returns on capital. Attractive returns can then be reinvested in growth opportunities or a return of capital to shareholder in the form of dividends, debt repayment, or share buybacks. The Adviser considers measures such as price/book ("P/B") ratio, price/sales ("P/S") ratio, price/earnings
("P/E") ratio, earnings relative to enterprise value (the total value of a company's outstanding equity and debt), and the discounted value of a company's future cash flows.

In addition to investing in equity securities of small cap companies, the Fund may invest in other investment companies, including exchange-traded funds
("ETFs") to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), in order to reduce cash balances in the Fund and increase the level of Fund assets exposed to small cap companies.

The Adviser determines the size of each position (i.e., stocks owned by the
Fund) by analyzing the trade-offs among a number of factors, including the investment attractiveness of each position, its estimated impact on the risk of the overall portfolio and the expected cost of trading.

Holdings are generally sold as they reach the Adviser's valuation targets, or if the situation changes in an unexpected way which may permanently impair return prospects. For example, situations can change due to management missteps or changes in the macro-economic environment.

At the discretion of the Adviser, the Fund may invest up to 100% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions, which may result in the Fund not achieving its investment objective.
Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund's investment strategies.

Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Preferred Stock Risk. A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

Convertible Securities Risk. Convertible securities risk is the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price." The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Investment Company Risk. The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies. When investing in other investment companies, the Fund bears its pro rata share of the other investment company's fees and expenses including the duplication of advisory and other fees and expenses.

ETF Risk. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF's shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. ETFs have management and other expenses. The Fund will bear its pro rata portion of these expenses and therefore the Fund's expenses may be higher than if it invested directly in securities.

Small Cap Companies Risk. The small cap companies in which the Fund invests may not have the management experience, financial resources, product diversification and competitive strengths of large cap companies. Therefore, these securities may be more volatile and less liquid than the securities of larger, more established companies. Small cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the
Adviser wants to sell a large quantity of a small cap company stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time. Analysts and other investors may follow these companies less actively and therefore information about these companies may not be as readily available as that for large cap companies.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund's portfolio holdings and your investment. Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund's ability to repatriate both investment capital and income, which could place the Fund's assets in such country at risk of total loss.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. Effective December 14, 2012, substantially all of the assets of the Great Lakes Small Cap Opportunity Fund, a series of Northern
Lights Fund Trust, (the "Predecessor Fund") which had the same portfolio managers as the Fund and has substantially similar investment strategies as the Fund, were transferred to the Fund in a tax-free reorganization (the
"Reorganization"). The performance figures for the Fund's Institutional Class
Shares in the bar chart and table and the Investor Class Shares in the table represent the performance of the Predecessor Fund's shares from year-to-year, and the table compares the average annual total returns for certain periods with those of a broad measure of market performance. Updated performance information is available at www.glafunds.com or by calling 855-278-2020. The Predecessor
Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best Quarter Worst Quarter Q2 2009 28.42% Q3 2011 (22.77)% Year-to-Date as of March 31, 2012 14.60%
Average Annual Total Returns for the periods ended December 31, 2011
Average Annual Total Returns Great Lakes Small Cap Opportunity Fund	Label		1 Year	Since Inception	Inception Date
Investor Class Shares	Investor Class Shares Return Before Taxes	[1]	(5.63%)	20.02%	Dec. 05, 2008
Institutional Class Shares	Institutional Class Shares Return Before Taxes	[2]	(0.35%)	22.42%	Dec. 05, 2008
Institutional Class Shares After Taxes on Distributions	Institutional Class Shares Return After Taxes on Distributions	[2]	(4.91%)	19.36%	Dec. 05, 2008
Institutional Class Shares After Taxes on Distributions and Sales	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	[2]	1.10%	18.07%	Dec. 05, 2008
Russell 2000® Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)		(4.18%)	18.35%	Dec. 05, 2008
[1]	Prior to the Reorganization, the Investor Class shares were referred to as Class A shares.
[2]	Prior to the Reorganization, the Institutional Class shares were referred to as Class I shares.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. The performance of each class will vary from the after-tax returns shown above for the Institutional Class shares as a result of sales loads, higher Rule 12b-1 fees and expenses. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). The "Return After
Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares, a tax deduction is provided that benefits the investor.